Accrued Liabilities and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule of Accrued liabilities and other payables [Abstract]
Schedule of Accrued liabilities and other payables
	June 30, 2022	December 31, 2021
Accrued taxes	$7,727,783	$59,719
Advance from employees	7,464	45,787
Payable for construction and improvements	139,807	150,102
Payable for machinery and equipment	95,866	58,327
Accrued payroll	18,836	10,220
Accrued professional fees	14,000	42,000
Other	56,848	140,689
Total	$8,060,604	$506,844

	December 31, 2021	December 31, 2020
Accrued local taxes	$59,719	$39,572
Advance from employees	45,787	30,062
Payable for construction and improvements	150,102	49,650
Payable for machinery and equipment	58,327	50,965
Accrued payroll	10,220	-
Accrued professional fees	42,000	-
Other	140,689	53,949
Total	$506,844	$224,198